10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income And Social Contribution Taxes
Beginning balance	R$ 1,453,878	R$ 1,214,063
Deferred income and social contribution recognized in the statement of income	290,094	340,144
Deferred income and social contribution recognized in other comprehensive income	60	(68,688)
Deferred income and social contribution related to discontinued operations	116,883	(35,414)
Other	(30,855)	3,773
Ending balance	R$ 1,830,060	R$ 1,453,878